Related party transactions (Details Textual)	Dec. 31, 2011
Management [Member]
Equity Method Investment, Ownership Percentage	7.50%
Unrelated Third Party [Member]
Equity Method Investment, Ownership Percentage	7.50%
Thermoenergy Power Systems, Llc [Member]
Equity Method Investment, Ownership Percentage	85.00%